Jun. 30, 2023
SIIT Opportunistic Income Fund
Opportunistic Income Fund

SEI INSTITUTIONAL INVESTMENTS TRUST

Opportunistic Income Fund
(the "Fund")

Supplement Dated June 30, 2023
to the Prospectus dated September 30, 2022, as amended on December 16, 2022, February 3, 2023, March 24, 2023, April 14, 2023, and April 20, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Strategy for the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the second paragraph thereunder is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating the assets among multiple Sub-Advisers that use different investment strategies designed to produce a total return that exceeds the total return of the Secured Overnight Financing Rate (SOFR), which measures the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

There are no other changes to the Investment Strategy of the Fund.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE